Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Dec. 31, 2010
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 442,000,000
Entity Common Stock, Shares Outstanding		136,887,012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr 19, 2012

Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2011	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 7,234,561	$ 14,689,241
Amounts receivable	1,277,880	1,625,724
Prepaid and deposits	354,854	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	162,172	319,219
Total Current Assets	9,274,682	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,579,859	49,515,859
Fixed assets (Note 9)	465,610	487,740
Prepaid insurance, non current portion (Note 11)	490,428	613,035
Reclamation bond (Note 11)	2,746,998	2,765,742
Total Non-Current Assets	54,282,895	53,382,376
Total Assets	63,557,577	70,296,027
Current Liabilities
Accounts payable	1,200,368	769,172
Warrant Liability (Note 6)	9,626,541	16,914,660
Total Current Liabilities	10,826,909	17,683,832
Non-Current Liabilities
Reclamation and Environmental Obligation	1,198,205	1,143,892
Total Liabilities	12,025,114	18,827,724
Shareholders' Equity
Capital stock (Note 6)	136,887	136,249
Additional paid in capital	131,109,089	129,664,660
Contributed surplus	11,389,431	11,287,242
Deficit accumulated during the exploration stage	(90,920,552)	(89,637,633)
Accumulated other comprehensive income	(182,392)	17,785
Total Shareholders' Equity	51,532,463	51,468,303
Total Liabilities and Shareholders' Equity	$ 63,557,577	$ 70,296,027

Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended		91 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Interest Income	$ (3,702)	$ 25,416	$ 16,940	$ 46,352	$ 1,153,772
Other Income	48,130	178,230	73,130	178,230	253,963
Total Revenue	44,428	203,646	90,070	224,582	1,407,735
Expenses:
Incorporation Costs	0	0	0	0	1,773
Exploration	2,825,916	1,910,603	6,804,255	3,712,858	38,586,291
Professional Fees	300,562	468,328	608,928	636,064	8,114,851
Directors Compensation	155,280	142,181	223,769	192,727	1,178,147
Travel & Lodging	63,521	62,872	108,853	118,155	1,371,099
Corporate Communications	129,407	54,379	167,444	81,424	3,544,851
Consulting Fees	176,530	171,258	256,630	245,625	14,526,240
Office & Administration	124,113	142,207	210,397	222,831	2,900,020
Interest & Service Charges	1,660	3,185	4,435	6,016	113,922
Loss on disposal of Fixed Assets	0	0	0	0	44,669
Insurance	79,561	96,269	155,978	138,588	749,307
Depreciation	17,997	20,425	39,438	38,176	409,015
Accretion	38,426	35,210	76,852	49,464	196,736
Miscellaneous	0	0	0	0	203,097
Financing & Listing Fees	0	0	0	0	(22,024)
Acquisition Expenses	0	4,758	0	1,081,030	1,505,334
Income and other taxes	0	0	0	0	64,747
Write Down of Mineral Property	0	0	0	0	1,756,049
Total Expense	3,912,973	3,111,675	8,656,979	6,522,958	75,244,124
Net Loss before other items	3,868,545	2,908,029	8,566,909	6,298,376	73,836,389
Other items
Change in fair value of Equity Conversion Right	0	77,183	0	179,955	990,236
Change in fair value of warrant liability	(1,715,732)	21,951,146	(7,288,119)	22,319,256	16,089,798
Loss on sale of Marketable Securities	0	0	4,129	0	4,129
Net Loss (Gain)	2,152,813	24,936,358	1,282,919	28,797,587	90,920,552
Other comprehensive loss
Foreign Currency Translation Adjustment	0	163,328	61,126	(271,779)	12,396
Unrealized loss on available for sale securities	42,679	0	139,051	0	169,996
Total Comprehensive Loss (Gain) for the Period	$ 2,195,492	$ 25,099,686	$ 1,483,096	$ 28,525,808	$ 91,102,944
Loss (Gain) per Common share
Basic (in dollars per share)	$ 0.02	$ 0.19	$ 0.01	$ 0.23
Diluted (in dollars per share)	$ 0.02	$ 0.19	$ 0.01	$ 0.23
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	136,815,273	132,323,785	136,643,194	125,782,488
Diluted (in shares)	136,815,273	132,323,785	136,643,194	125,782,488

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		6 Months Ended		91 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Consolidated Statements of Cash Flows (Unaudited) [Abstract]
Net Gain (Loss)	$ (2,152,813)	$ (24,936,358)	$ (1,282,919)	$ (28,797,587)	$ (90,920,552)
Adjustment for:
Depreciation	17,997	20,425	39,438	38,176	409,015
Loss on disposal of Fixed Assets	0	0	0	0	44,669
Stock based compensation			386,755	306,311	18,045,154
Accrued interest			0	0	(58,875)
Write-down of mineral properties			0	0	1,756,049
Accretion expense	38,426	35,210	76,852	49,464	196,736
Change in reclamation			(3,795)	(19,435)	59,797
Insurance expense			122,607	35,344	304,842
Other non cash transactions			4,128	0	3,229
Change in fair value of equity conversion right	0	77,183	0	179,955	990,236
Change in fair value of warrant liability	(1,715,732)	21,951,146	(7,288,119)	22,319,256	16,089,798
(Increase) Decrease in accounts receivable			347,844	(598,448)	(1,194,454)
(Increase) Decrease in prepaid expenses			(320,602)	(88,091)	(354,854)
Increase (Decrease) in accounts payable			431,196	569,225	(683,415)
Cash used in operating activities			(7,486,615)	(6,005,830)	(55,312,624)
Sale (Purchase) of marketable securities			13,868	0	13,868
Purchase of GIC receivable			0	0	58,875
Notes receivable issued			0	243,495	21,365
Purchase of Equity conversion right			0	0	(1,337,700)
Purchase of Mineral Properties			(100,000)	(150,000)	(7,209,870)
Cash acquired on acquisition of X-Cal			0	0	843,101
Purchase of Equipment			(17,308)	(45,227)	(919,170)
Cash provided by (used in) investing activities			(103,440)	48,268	(8,529,531)
Demand notes payable issued			0	0	105,580
Issuance of capital Stock			196,501	1,437,450	71,028,480
Cash provided by financing activities			196,501	1,437,450	71,134,060
Effect of exchange rate changes on cash			(61,126)	271,780	(57,344)
Change in cash during period			(7,454,680)	(4,248,332)	7,234,561
Cash at beginning of period			14,689,241	21,380,505	0
Cash at end of period	7,234,561	17,132,173	7,234,561	17,132,173	7,234,561
Supplemental Cash Flow Disclosure
Interest Received	16,940	46,532	16,940	46,532	16,940
Cash	2,353,438	2,721,217	2,353,438	2,721,217	2,353,438
Short-term investments	$ 4,881,123	$ 14,410,956	$ 4,881,123	$ 14,410,956	$ 4,881,123

Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Additional Paid-in Capital [Member]	Common Stock [Member]	Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 31, 2004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	$ 20,277,171	$ 104,826	$ 0	$ 0	$ 0	$ 20,381,997
Capital issued for financing (in shares)		104,825,287
Capital issued for services	9,477,295	4,157	0	0	0	9,481,452
Capital issued for services (in shares)		4,157,500
Capital issued for mineral properties	2,682,617	1,179	0	0	0	2,683,796
Capital issued for mineral properties (in shares)		1,178,519
Capital issued on settlement of notes payable	105,541	39	0	0	0	105,580
Capital issued on settlement of notes payable (in shares)		39,691
Returned to treasury	61,660	(61,660)	0	0	0	0
Returned to treasury (in shares)		(61,660,000)
Fair Value of warrants	0	0	0	8,460,682	0	8,460,682
Stock based compensation	0	0	0	5,080,263	0	5,080,263
Foreign currency translation	0	0	0	0	(19,977)	(19,977)
Net Income (loss)	0	0	(35,956,085)	0	0	(35,956,085)
Balance at Jun. 30, 2008	32,604,284	48,541	(35,956,085)	13,540,945	(19,977)	10,217,708
Balance (in shares) at Jun. 30, 2008		48,504,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	5,828,684	16,707	0	0	0	5,845,391
Capital issued for financing (in shares)		16,707,791
Capital issued for services	683,437	1,185	0	0	0	684,622
Capital issued for services (in shares)		1,184,804
Capital issued from stock options and warrants exercised	249,623	385	0	(237,008)	0	13,000
Capital issued from stock options and warrants exercised (in shares)		384,627
Capital issued for mineral properties	13,140,250	16,200	0	0	0	13,156,450
Capital issued for mineral properties (in shares)		16,200,000
Stock based compensation	0	0	0	3,612,864	0	3,612,864
Transition Adjustment (Note 2)	0	0	0	1,052,709	0	1,052,709
Foreign currency translation	0	0	0	0	(267,215)	(267,215)
Net Income (loss)	0	0	(7,241,179)	0	0	(7,241,179)
Balance at Jun. 30, 2009	52,506,278	83,018	(43,197,264)	17,969,510	(287,192)	27,074,350
Balance (in shares) at Jun. 30, 2009		83,018,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	21,371,043	18,400	0	0	0	21,389,443
Capital issued for financing (in shares)		18,400,000
Capital issued from stock options and warrants exercised	16,361,552	8,351	0	(3,841,264)	0	12,528,639
Capital issued from stock options and warrants exercised (in shares)		8,351,360
Capital issued for mineral properties	374,700	300	0	0	0	375,000
Capital issued for mineral properties (in shares)		300,000
Stock based compensation	0	0	0	309,840	0	309,840
Transition Adjustment (Note 2)	0	0	(12,637,875)	(3,612,864)	0	(16,250,739)
Foreign currency translation	0	0	0	0	(156,483)	(156,483)
Net Income (loss)	0	0	(5,351,958)	0	0	(5,351,958)
Balance at Jun. 30, 2010	90,613,573	110,069	(61,187,098)	10,825,222	(443,675)	39,918,091
Balance (in shares) at Jun. 30, 2010		110,069,579
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	23,970	19	0	0	0	23,989
Capital issued for financing (in shares)		19,395
Capital issued from stock options and warrants exercised	10,219,361	4,154	0	(1,053,645)	0	9,169,870
Capital issued from stock options and warrants exercised (in shares)		4,153,085
Capital issued for acquisition	28,807,756	22,007	0	314,790	0	29,144,553
Capital issued for acquisition (in shares)		22,007,453
Stock based compensation	0	0	0	1,200,875	0	1,200,875
Foreign currency translation	0	0	0	0	492,405	492,405
Unrealized loss on available for sale securities	0	0	0	0	(30,945)	(30,945)
Net Income (loss)	0	0	(28,450,535)	0	0	(28,450,535)
Balance at Jun. 30, 2011	129,664,660	136,249	(89,637,633)	11,287,242	17,785	51,468,303
Balance (in shares) at Jun. 30, 2011		136,249,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	0	0	0	0	0	0
Capital issued from stock options and warrants exercised	215,260	138	0	(83,897)	0	131,501
Capital issued from stock options and warrants exercised (in shares)		137,500
Capital issued for acquisition	963,600	400	0	0	0	964,000
Capital issued for acquisition (in shares)		400,000
Stock based compensation	0	0	0	45,690	0	45,690
Foreign currency translation	0	0	0	0	(61,126)	(61,126)
Unrealized loss on available for sale securities	0	0	0	0	(96,372)	(96,372)
Net Income (loss)	0	0	869,894	0	0	869,894
Balance at Sep. 30, 2011	130,843,520	136,787	(88,767,739)	11,249,035	(139,713)	53,321,890
Balance (in shares) at Sep. 30, 2011		136,787,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	0	0	0	0	0	0
Capital issued from stock options and warrants exercised	265,569	100	0	(200,669)	0	65,000
Capital issued from stock options and warrants exercised (in shares)		100,000
Capital issued for acquisition	0	0	0	0	0	0
Stock based compensation	0	0	0	341,065	0	341,065
Foreign currency translation	0	0	0	0	0	0
Unrealized loss on available for sale securities	0	0	0	0	(42,679)	(42,679)
Net Income (loss)	0	0	(2,152,813)	0	0	(2,152,813)
Balance at Dec. 31, 2011	$ 131,109,089	$ 136,887	$ (90,920,552)	$ 11,389,431	$ (182,392)	$ 51,532,463
Balance (in shares) at Dec. 31, 2011		136,887,012

Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies:

Paramount Gold and Silver Corp. (the “Company”), incorporated under the General Corporation Law of the State of Delaware, and its wholly-owned subsidiaries are engaged in the acquisition, exploration and development of  precious metal properties. The Company's wholly owned subsidiaries include Paramount Gold de Mexico S.A. de C.V., Magnetic Resources Ltd, Minera Gama SA de CV, and X-Cal Resources Ltd.   The Company is an exploration stage company in the process of exploring its mineral properties in both the United States and Mexico, and has not yet determined whether these properties contain reserves that are economically recoverable.

Basis of Presentation and Preparation

The accompanying unaudited Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the disclosures required by generally accepted accounting principles generally accepted in the United States for complete financial statements.  In the opinion of management, all of the normal and recurring adjustments necessary to fairly present the interim financial information set forth herein have been included.  The results of operations for interim periods are not necessarily indicative of the operating results of a full year or of future years.

These interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States and, with the exception of new accounting pronouncements described in Note 2, follow the same accounting policies and methods of their application as the most recent annual financial statements.  The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany accounts and transactions are eliminated in consolidation.  These interim financial statements should be read in conjunction with the financial statements and related footnotes included in the Annual Report on Form 10-K of Paramount Gold and Silver Corp. for the year ended June 30, 2011.

Mineral Properties

Mineral property acquisition costs are capitalized when incurred and will be amortized using the units –of – production method over the estimated life of the reserve following the commencement of production.  If a mineral property is subsequently abandoned or impaired, any capitalized costs will be expensed in the period of abandonment or impairment.

Acquisition costs include cash consideration and the fair market value of shares issued on the acquisition of mineral properties.

Exploration Costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized and amortized over their useful lives.  To date, the Company has not established the commercial feasibility of its exploration prospects; therefore, all exploration costs are being expensed.

Derivatives

The Company accounts for its derivative instruments not indexed to our stock as either assets or liabilities and carries them at fair value.  Derivatives that are not defined as hedges must be adjusted to fair value through earnings.

Warrants and options issued in prior periods with exercise prices denominated in Canadian dollars are no longer considered indexed to our stock, as their exercise price is not in the Company's functional currency of the US dollar, and therefore no longer qualify for the scope exception and must be accounted for as a derivative.  These warrants and options are reclassified as liabilities under the caption “Warrant liability” and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation method.  Changes in the liability from period to period are recorded in the Statements of Operations under the caption “Change in fair value of warrant liability.”

The Company elected to record the change in fair value of the warrant liability as a component of other income and expense on the statement of operations as we believe the amounts recorded relate to financing activities and not as a result of our operations.

Foreign Currency Translation

The parent company's functional currency is the United States dollar. Foreign Currency Transactions are translated to United States dollars in accordance with FASB ASC 830 “Foreign Currency Translation” (“ASC 830”). Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Mexican pesos and Canadian Dollars. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The functional currencies of the Company's wholly-owned subsidiaries are the U.S. Dollar and the Canadian Dollar.  The financial statements of the subsidiaries are translated to United States dollars in accordance with ASC 830 using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of stockholders' equity. Foreign currency transaction gains and losses are included in the statement of operations.

Recent Accounting Pronouncements Adopted	6 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements Adopted [Abstract]
Recent Accounting Pronouncements Adopted
2.	Recent Accounting Pronouncements Adopted:

i)     ASU 2011-6

In January 2010, the FASB issued guidance regarding fair value: 1) adding new requirements for disclosures about transfers into and out of Levels 1 and 2 measurements and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, and 2) clarifying existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The guidance also required that disclosures about postretirement benefit plan assets be provided by classes of assets instead of by major categories of assets. The guidance is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide Level 3 activity, which was effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance, which did not have any effect on its results of operations, financial position and cash flows.

Marketable Securities and Investments	6 Months Ended
Dec. 31, 2011
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of June 30, 2011, the Company had investments in available-for-sale securities of $319,219.  The investments reflected in the table below include certain equity securities of entities involved in the exploration of precious metals.  The following table summarizes the Company's available-for sale securities on hand as of December 31, 2011:

	Investments in available-for-sale securities
	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value
Equity securities	$332,168	$169,996	$-	$162,172

During the six month period ended December 31, 2011, the Company recorded an unrealized loss on available-for-sale securities of $139,051.  This loss is recorded as other comprehensive loss on the consolidated statement of operations.

Mexoro Minerals Ltd.

The Company holds 250,000 shares of common stock of Mexoro Minerals Ltd.  It has not recorded these shares in its financial statements because the shares as of the date of this report were restricted from sale and the Company cannot determine if there is any net realizable value until the shares have been liquidated.

Fair Value Measurements	6 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
4.	Fair Value Measurements:

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

			Fair Value at December 31, 2011						June 30, 2011
Assets	Total		Level 1		Level 2		Level 3		Total
	$		$		$		$		$
Cash equivalents		7,234,561		7,234,561		-		-	14,689,241
Marketable Securities		162,172		162,172		-		-	319,219

Liabilities
Warrant liability		9,626,541		-		-		9,626,541	16,914,660

The Company's cash equivalents and GIC are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash equivalents that are valued based on quoted market prices in active markets are primarily comprised of commercial paper, short-term certificates of deposit and U.S. Treasury securities. The amounts receivable represent amounts due from a national government regarding refund of taxes.

The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

December 31, 2011
Risk free interest rate	0.11%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	73.6%
Expected dividend yield	0%

The changes in fair value of the warrants during the three month period ended December 31, 2011 was as follows:

Balance at September 30, 2011	$11,342,273
Issuance of warrants and options	-
Change in fair value recorded in earnings	(1,715,732)
Transferred to equity upon exercise	-
Balance at December 31, 2011	$9,626,541

Non-Cash Transactions	6 Months Ended
Dec. 31, 2011
Non-Cash Transactions [Abstract]
Non-Cash Transactions
5.	Non-Cash Transactions:

During the six month period ended December 31, 2011 and 2010, the Company entered into certain non-cash activities as follows:

	2011	2010
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$28,829,763
From issuance of shares for cashless exercise of options	$-	$146,793
From issuance of shares for mineral property	$964,000	$-

Capital Stock	6 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock
6.	Capital Stock:

a)  Share issuances:

Authorized capital stock consists of 200,000,000 common shares with par value of $0.001 each.

During the six month period ended December 31, 2011, the Company issued a total of 637,500 common shares which are summarized as follows:

	2011	2010
Acquisition of mineral properties	400,000	-
For exercise of warrants and options	237,500	1,541,940
For acquisition of companies	-	22,007,453
	637,500	23,549,393

During the six month period ended December 31, 2011, the Company entered into an agreement to purchase mining claims in northwestern Nevada in exchange for 400,000 shares of its common stock.  The seller of the mineral claims retains a net smelter royalty of 1.5% on the portion of claims no subject to other royalties and a net smelter royalty of 0.5% on the portion already subject to a 2.0% royalty held by a third party.

b) Warrants:

The following share purchase warrants were outstanding at December 31, 2011:

	Exercise price in CAD	Exercise price in USD at December 31, 2011	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.03	7,700,000	1.21

* Strike price of warrant contract in Canadian dollars. At December 31, 2011 $1.00 USD = $1.017CAD.

	December 31, 2011	December 31, 2010
Risk free interest rate	.11%	.25%
Expected life of warrants	Less than 1 year	1.2 years
Expected stock price volatility	73.6%	70.1%
Expected dividend yield	0%	0%

c) Stock options:

On August 23, 2007, the board and stockholders approved the 2007/2008 Stock Incentive & Compensation Plan thereby reserving an additional 4,000,000 common shares for issuance to employees, directors and consultants.

On February 24, 2009, the stockholders approved the 2008/2009 Stock Incentive & Equity Compensation Plan thereby reserving an additional 3,000,000 common shares for future issuance.  The stockholders also approved the re-pricing of the exercise price of all outstanding stock options to $0.65 per share.

On December 2, 2011, the stockholders approved the 2011/2012 Stock Incentive & Equity Compensation Plan thereby reserving an additional 4,000,000 common shares for future issuance to employees, directors and consultants.

Stock Based Compensation

The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	December 31, 2011	December 31, 2010
Risk free interest rate	0.10%-0.39%	0.57%-0.67%
Expected dividend yield	0%	0%
Expected stock price volatility	72% to 84%	84%-87%
Expected life of options	1 to 4 years	1 to 2 years

Changes in the Company's stock options for the six month period ended December 31, 2011are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, at June 30, 2011	2,161,120	1.74	2.08	3,280,911

Issued	645,000	2.64
Cancelled / Expired	(37,500)	2.01
Exercised	(237,500)	0.80

Outstanding at December 31, 2011	2,531,120	2.06	2.57	1,017,006
Exercisable at December 31, 2011	1,776,121	1.79	1.77	1,017,006

At December 31, 2011, there were 2,531,120 options outstanding. Options outstanding above that have not been vested at period end are 754,999 which have a maximum service term of 1- 5 years. The vesting of these options is dependent on market conditions or service requirements, which have yet to be met.

For the three and six month period ended December 31, 2011 the Company recognized stock based compensation expense in the amount of $341,064 and $386,755 (2010 - $272,700 and $306,311) .

Related Party Transactions	6 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the three month period ended December 31, 2011, directors received cash payments in the amount of $50,000 (2010 $42,000) for their services as directors or members of committees of the Company's Board.   During the three month period ended December 31, 2011, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $105,280 (2010 -$100,236)

During the three month period ended December 31, 2011 the Company made payments of $22,335 (2010 - $24,856) pursuant to a premises lease agreement to a corporation in which the CEO is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.

Mineral Properties	6 Months Ended
Dec. 31, 2011
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	December 31, 2011	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	100,000	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,579,859	$49,515,859

During the six month period ended December 31, 2011, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

During the six month period ended December 31, 2011, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold Project.

Fixed Assets	6 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets
9.	Fixed Assets:

			Net Book Value
	Cost	Accumulated Amortization	December 31, 2011	June 30,2011

Property and Equipment	$825,241	$359,631	$465,610	$487,740

During the six month period ended December 31, 2011, total additions to property, plant and equipment were $17,307 (2010- $45,227) and total disposals of property, plant and equipment were $nil (2010- $nil). During the six month period ended December 31, 2011 the Company recorded depreciation of $39,438 (2010-$38,176).

Segmented Information	6 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss by geographical segment for the six month period ended December 31, 2011:

	United States	Mexico	Total
Interest income	$13,017	$3,923	$16,940
Other income	73,130	-	73,130
Total income	$86,147	$3,923	$90,070

Expenses:
Exploration	2,774,323	4,029,932	6,804,255
Professional fees	608,928	-	608,928
Directors compensation	223,769	-	223,769
Travel and lodging	108,853	-	108,853
Corporate communications	167,444	-	167,444
Consulting fees	256,630	-	256,630
Office and administration	200,515	9,882	210,397
Interest and service charges	2,745	1,690	4,435
Insurance	155,978	-	155,978
Amortization	20,049	19,389	39,438
Accretion	76,852	-	76,852
Miscellaneous Expenses	-	-	-
Total Expenses	4,596,086	4,060,893	8,656,979
Net loss before other items	$4,509,939	$4,056,970	$8,566,909

Other item
Change in fair value of warrant liability	(7,288,119)	-	(7,288,119)
Loss on sale of Marketable Securities	4,129	-	4,129
Net Loss	$(2,774,051)	$4,056,970	$1,282,919

Other comprehensive loss
Foreign Currency Translation Adjustment	61,126	-	61,126
Unrealized loss on available for sale securities	139,051	-	139,051
Total Comprehensive Loss for the Period	$(2,573,874)	$4,056,970	$1,483,096

Loss by geographical segment for the three month period ended December 31, 2010:
	United States	Mexico	Total
Interest income	$46,351	$1	$46,352
Other Income	$178,230	$-	$178,230
Total income	$224,581	$1	$224,582

Expenses:
Exploration	1,542,934	2,169,924	3,712,858
Professional fees	636,064	-	636,064
Directors compensation	192,727	-	192,727
Travel and lodging	118,155	-	118,155
Corporate communications	81,424	-	81,424
Consulting fees	245,625	-	245,625
Office and administration	187,046	35,785	222,831
Interest and service charges	4,302	1,714	6,016
Insurance	138,588	-	138,588
Amortization	9,327	28,849	38,176
Accretion	49,464		49,464
Acquisition Expenses	1,081,030	-	1,081,030
Total Expenses	4,286,686	2,236,272	6,522,958
Net loss before other items	$4,062,105	$2,236,271	$6,298,376

Other item
Change in fair value of Equity Conversion Right	179,955	-	179,955
Change in fair value of warrant liability	22,319,256	-	22,319,256
Net Loss	$26,561,316	$2,236,271	$28,797,587

Other comprehensive loss
Foreign Currency Translation Adjustment	(271,779)	-	(271,779)
Total Comprehensive Loss for the Period	$26,289,537	$2,236,271	$28,525,808

Assets by geographical segment:

	United States	Mexico	Total

September 30, 2011
Mineral properties	$28,437,596	$22,142,263	$50,579,859
Equipment	111,635	353,975	465,610

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Equipment	$131,683	$356,057	$487,740

Reclamation and Environmental	6 Months Ended
Dec. 31, 2011
Reclamation and Environmental [Abstract]
Reclamation and Environmental
11.	Reclamation and Environmental:

The Company holds an insurance policy related to its Sleeper Gold Project that covers reclamation costs in the event the Company defaults on payments of its reclamation costs up to an aggregate of $25 million.  The insurance premium is being amortized over ten years and the prepaid insurance balance at December 31, 2011 is $735,643.  As a part of the policy, the Company has funds in a commutation account which is used to reimburse reclamation costs and indemnity claims.  The balance of the commutation account at December 31, 2011 is $2,746,998.

Reclamation and environmental costs are based principally on legal requirements.  Management estimates costs associated with reclamation of mineral properties.  On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.  A liability has been established equal to the present value of the obligation, and the carrying amount of the mineral properties has been increased by the same amount.

Changes to the Company's asset retirement obligations are as follows:

Balance at September 30, 2011	$1,170,092
Accretion expense	38,426
Payments	(10,313)
Balance, at December 31, 2011	$1,198,205

Subsequent Events	6 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:
None